SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentation of Credit Risk (Details) $ in Millions	12 Months Ended
	Jan. 01, 2023 USD ($) numberOfCustomers	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Concentration [Line Items]
Number of customers | numberOfCustomers	2
Affiliated entity
Concentration [Line Items]
Revenue | $	$ 283.3	$ 225.9	$ 231.2
Affiliated entity | Total Revenue | Customer Concentration Risk
Concentration [Line Items]
Concentration risk, percentage	26.70%	28.80%	27.40%
Affiliated entity | Accounts Receivable | Customer Concentration Risk
Concentration [Line Items]
Concentration risk, percentage	9.60%	9.70%